N-4			12 Months Ended
		May 01, 2026 USD ($) yr	Dec. 31, 2025 USD ($)
Prospectus:
Document Type		N-4
Entity Registrant Name		EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key		0002039145
Entity Investment Company Type		N-4
Document Period End Date		Oct. 24, 2025
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could lose a significant amount of money and also significantly reduce your annuity payments due to a negative market value adjustment if amounts are removed from a fixed maturity option prior to its maturity.
Overview, Transactions Subject to Contract Adjustments [Text Block]		Withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS

Are There Charges or Adjustments for Early Withdrawals?
Yes
. Withdrawal charges may apply to any withdrawal from your contract, including a withdrawal from a fixed maturity option, for up to 7 years following your last contribution. You will be assessed a withdrawal charge of up to 7% of your contribution withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, taxes, or tax penalties. In instances where a withdrawal charge applies, other than where you are surrendering your contract, we will deduct more
than the amount you requested in order to maintain the same pattern of income payments following the withdrawal, and we will also apply a withdrawal charge (and market value adjustment) to that additional amount withdrawn.

For additional information about withdrawal charges, see “Withdrawal charges” under “Charges and adjustments” in the Prospectus.

If all or a portion of your account value is removed from a fixed maturity option before the maturity date, there will be a market value adjustment, which may be negative and could reduce the value in your fixed maturity option by up to 100%, which means you would not receive any annuity payments. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit.

For additional information about the market value adjustment, see “Market value adjustments” under “Charges and adjustments” in the Prospectus.

Are There Transaction Charges?
Yes
. In addition to withdrawal charges and market value adjustments, we deduct a charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your state. We deduct the charge from your contributions. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%. This deduction may not apply for certain GMIB Income Manager
®
contracts.

For additional information about transaction charges, see “Charges and adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?	No.

Charges for Early Withdrawals [Text Block]
Yes
. Withdrawal charges may apply to any withdrawal from your contract, including a withdrawal from a fixed maturity option, for up to 7 years following your last contribution. You will be assessed a withdrawal charge of up to 7% of your contribution withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, taxes, or tax penalties. In instances where a withdrawal charge applies, other than where you are surrendering your contract, we will deduct more
than the amount you requested in order to maintain the same pattern of income payments following the withdrawal, and we will also apply a withdrawal charge (and market value adjustment) to that additional amount withdrawn.

For additional information about withdrawal charges, see “Withdrawal charges” under “Charges and adjustments” in the Prospectus.

If all or a portion of your account value is removed from a fixed maturity option before the maturity date, there will be a market value adjustment, which may be negative and could reduce the value in your fixed maturity option by up to 100%, which means you would not receive any annuity payments. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit.

For additional information about the market value adjustment, see “Market value adjustments” under “Charges and adjustments” in the Prospectus.

Surrender Charge Phaseout Period, Years | yr		7
Surrender Charge (of Amount Surrendered) Maximum [Percent]		7.00%
Surrender Charge Example Maximum [Dollars]		$ 7,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		If all or a portion of your account value is removed from a fixed maturity option before the maturity date, there will be a market value adjustment, which may be negative and could reduce the value in your fixed maturity option by up to 100%, which means you would not receive any annuity payments.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Transaction Charges [Text Block]
Yes
. In addition to withdrawal charges and market value adjustments, we deduct a charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your state. We deduct the charge from your contributions. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%. This deduction may not apply for certain GMIB Income Manager
®
contracts.

For additional information about transaction charges, see “Charges and adjustments” in the Prospectus.

Key Information, Transactions Subject to Contract Adjustment [Text Block]		In addition to withdrawal charges and market value adjustments, we deduct a charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your state. We deduct the charge from your contributions.
Ongoing Fees and Expenses [Table Text Block]		No
Risks [Table Text Block]

RISKS

Is There a Risk of Loss from Poor Performance?	No . We guarantee your principal and credited interest allocated to a fixed maturity option if held through the maturity date.

Is this a Short-Term Investment?
No
. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Amounts withdrawn from the contract may result in withdrawal charges, taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the risks associated with the fixed maturity options, see “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the Prospectus.

What Are the Risks Associated with the Investment Options?
The fixed maturity options have their own unique risks, and you should review the investment options before making an investment decision.

For additional information about the risks associated with the fixed maturity options, see “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the Prospectus.

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What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value, including under the fixed maturity options, and the income payments. The general obligations of the Company under the contract, including the fixed maturity options, are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at
www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “Insurance company risk” in “Principal risks of investing in the contract” in the Prospectus.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Amounts withdrawn from the contract may result in withdrawal charges, taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.For additional information about the risks associated with the fixed maturity options, see “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the Prospectus.
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations to any of the investment options.

You can only make subsequent contributions before annuity payments begin and only under life with period certain contracts.

To provide your income payments during the period certain, we allocate your contributions to fixed maturity options that mature in consecutive date order. For applications we receive under certain types of transactions, we may offer you the opportunity to lock in rates to maturity on contributions. Generally, your income payments will be made on February 15th as each fixed maturity option matures. If you choose to have your payments made in a month other than February, we will be required to begin making your payments before the maturity date of a fixed maturity option. In planning for these payments we will allocate a portion of your initial contribution to the separate account, but not to the fixed maturity options contained in the separate account. After that, as each fixed maturity option expires, we will transfer your maturity value from the expired fixed maturity option and hold the maturity value in the separate account.

For additional information about the fixed maturity options, see “Fixed maturity options” under “Purchasing the contract and contract features” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes
. The death benefit is only available under the non-life contingent option. No death benefit is available under the life contingent option.

Withdrawals, withdrawal charges, and market value adjustments could significantly reduce the death benefit, perhaps by more than the amount of the withdrawal

For additional information about restrictions on contract benefits, see “What are your investments under the contract?” under “Purchasing the contract and contract features” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” under “More information” in the Prospectus.

Exchanges [Text Block]		Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Charges for state premium and other applicable taxes (1)	0% to 3.5%
Withdrawal Charge (as a percentage of the amount withdrawn) (2)	7.00%

(1)
Charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your state. We deduct the charge from your contributions. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%. This deduction may not apply for certain GMIB Income Manager
®
contracts.

(2)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and adjustments” in the Prospectus. In instances where a withdrawal charge applies, other than where you are surrendering your contract, we will deduct more
than the amount you requested in order to maintain the same pattern of income payments following the withdrawal, and we will also apply a withdrawal charge (and market value adjustment) to that additional amount withdrawn.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from a fixed maturity option or from the contract before the expiration of a specified period.
Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of the fixed maturity amount in the fixed maturity option at the start of the fixed maturity option period) (1)	100%

(1)
A market value adjustment will apply to withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “How we determine the market value adjustment” in the Statement of Additional Information for more information.

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Charges for state premium and other applicable taxes (1)	0% to 3.5%
Withdrawal Charge (as a percentage of the amount withdrawn) (2)	7.00%

(1)
Charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your state. We deduct the charge from your contributions. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%. This deduction may not apply for certain GMIB Income Manager
®
contracts.

(2)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges and adjustments” in the Prospectus. In instances where a withdrawal charge applies, other than where you are surrendering your contract, we will deduct more
than the amount you requested in order to maintain the same pattern of income payments following the withdrawal, and we will also apply a withdrawal charge (and market value adjustment) to that additional amount withdrawn.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Transactions Subject to Contract Adjustment, Fee Table [Text Block]

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from a fixed maturity option or from the contract before the expiration of a specified period.
Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of the fixed maturity amount in the fixed maturity option at the start of the fixed maturity option period) (1)	100%

(1)
A market value adjustment will apply to withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “How we determine the market value adjustment” in the Statement of Additional Information for more information.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[1]	100.00%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
1. Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract.

Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	Withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including surrender or termination of your contract, when we make deductions for withdrawal charges, or the payment of a death benefit), the market value adjustment will be negative and will reduce your value in the fixed maturity option. This means your annuity payment could be significantly reduced, perhaps by more than amount of the withdrawal and your period certain could be shortened as well.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates. Under extreme circumstances, you could lose up to 100% of your investment in a fixed maturity option if you take a withdrawal prior to maturity.

Risks associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.
Withdrawals may be subject to withdrawal charges, negative market value adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

Withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit and annuity payments, perhaps by more than the amount of the withdrawal, as well as shorten length of the payment period.

Death benefit risk

The death benefit is only available under the non-life contingent option. The death benefit is also limited to non-GMIB Income Manager contracts. No death benefit is available under the life contingent option or with GMIB Income Manager Contracts.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including income payments and amounts allocated to the fixed maturity options. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract changes risk

We may change the features of the fixed maturity options, offer new fixed maturity options, and terminate existing fixed maturity options. We may also change minimum and maximum contribution requirements and limitations, and discontinue acceptance of contributions.

12
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
4.
Charges and adjustments

Withdrawal charges

A withdrawal charge applies in two circumstances: (1) if you make a withdrawal during a contract year and it exceeds any applicable free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For GMIB Income Manager
®
contracts, withdrawal charges do not apply.

The withdrawal charge equals a percentage of each contribution (or single contribution) withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

	Contract Year
	1	2	3	4	5	6	7	8+

Percentage of Contribution	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1.” Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See “Tax information”. Please note: A withdrawal charge deducted from a fixed maturity option before the end of its term is subject to a market value adjustment which may be negative and may increase the amount deducted.

We deduct the withdrawal charge from your account value in proportion to the amount withdrawn from each fixed maturity option and any amounts held in the separate account to provide for payments off maturity dates. In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. In instances where a withdrawal charge applies, other than where you are surrendering your contract, we will deduct more
than the amount you requested in order to maintain the same pattern of income payments following the withdrawal, and we will also apply a withdrawal charge (and market value adjustment) to that additional amount withdrawn. The withdrawal charge helps cover our sales expenses.

The withdrawal charge does not apply to the 10% free withdrawal amount described below.

The 10% free withdrawal amount applies only to life annuity with a period certain contracts (not including GMIB Income Manager
®
contracts since there are no
withdrawal charges). It does not apply to your period certain contract or if you surrender your contract to receive its cash value.

Under life annuity with a period certain contracts, each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. This 10% free withdrawal amount is determined using your account value at the beginning of each contract year.

If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn.

Amounts applied from other contracts issued by the Company

Life annuity with a period certain contract.
If you own certain types of contracts that we issue, you may apply the entire account value under those contracts to purchase the life annuity with a period certain contract provided the issue age and payment restrictions for the new contract are met. Depending upon the provisions of your Accumulator
®
contract, the amount used to purchase the GMIB Income Manager
®
may be reduced by the remaining withdrawal charges on any Accumulator
®
series contract being surrendered. If the Accumulator
®
contract is a rollover TSA, we will also deduct the amount of any outstanding loan balance, including any accrued unpaid interest. If you apply your account value at a time when the dollar amount of the withdrawal charge under such other contract is greater than 2% of remaining contributions (after withdrawals), we reserve the right to waive the remaining withdrawal charge. However, a new withdrawal charge schedule will apply under the new contract. For purposes of the withdrawal charge schedule, the year in which your account value is applied under the life annuity with a period certain contract will be “contract year 1.” If you apply your account value when the dollar amount of the withdrawal charge is 2% or less, we reserve the right to waive the withdrawal charges under the new contract. You should consider the timing of your purchase as it relates to the potential for withdrawal charges under the life annuity with a period certain contract.

Period certain contract.
If you own certain types of contracts that we issue, you may apply your entire account value to purchase the period certain contract once any withdrawal charges are no longer in effect under the other contracts. No withdrawal charges will apply under the period certain contract.

To purchase any Income Manager
®
contract we require that you return your original contract to us. A new Income Manager
®
contract will be issued putting this annuity into effect.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed upon us, such as premium taxes in your

23
state. We deduct the charge from your contributions. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%. This deduction may not apply for certain GMIB Income Manager
®
contracts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or change the minimum initial contribution requirements. We also may increase the rates to maturity for the fixed maturity options and reduce purchase rates for the life contingent annuity. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis. IRA contracts are not available for group arrangements.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate withdrawal charges when sales are made in a manner that results in savings of sales and administrative expenses. This may include sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of the withdrawal charge where it will be unfairly discriminatory.

Market value adjustments

Withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit from a fixed maturity option before it matures we will make a market value adjustment which will increase or decrease any fixed maturity amount you have in that fixed maturity option. In other words, both positive and negative market value adjustments are allocated to the remaining fixed maturity amount in the fixed maturity option. A negative market value adjustment could significantly reduce the death benefit and your annuity payment, perhaps by more than the amount of the withdrawal and shorten the length of your period certain. The market value adjustment for amounts withdrawn from a fixed maturity option before maturity could result in up to a 100% loss of your investment in the fixed maturity option in extreme situations. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option; and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that we originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

The market value adjustment is calculated at the time of the withdrawal, surrender of your contract, when we make a deduction for a withdrawal charge, or payment of a death benefit. The market value adjustment is calculated after the withdrawal charge is calculated.

We provide an explanation of how we calculate the market value adjustment, and an example of how we calculate the market value adjustment in the Statement of Additional Information.

The market value adjustment transfers risk from us to you to protect us from losses on our investments supporting the fixed maturity options if amounts are removed prematurely.

You can obtain the market value adjustment for the fixed maturity options in which you invest by calling (800) 628-6673. This value can fluctuate daily, and the current value quoted may differ from the actual market value adjustment at the time of a transaction.

Please note: A negative market value adjustment will decrease your account value and surrender value and could significantly reduce your death benefit and your annuity payment, perhaps by more than the amount of the withdrawal and shorten the length of your period certain.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Transaction [Text Block]		Withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit from a fixed maturity option before it matures we willmake a market value adjustment which will increase or decrease any fixed maturity amount you have in that fixed maturity option. In other words, both positive and negative market value adjustments are allocated to the remaining fixed maturity amount in the fixed maturity option.
Contract Adjustment, Waiver Circumstances [Text Block]		If you apply your account value at a time when the dollar amount of the withdrawal charge under such other contract is greater than 2% of remaining contributions (after withdrawals), we reserve the right to waive the remaining withdrawal charge. However, a new withdrawal charge schedule will apply under the new contract.
Contract Adjustment, Manner Determined [Text Block]		The amount of the adjustment will depend on two factors:the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option; andthe length of time remaining until the maturity date.
Contract Adjustment, Effect on Value and Benefits [Text Block]		Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		A negative market value adjustment could significantly reduce the death benefit and your annuity payment, perhaps by more than the amount of the withdrawal and shorten the length of your period certain.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]		In general, if interest rates rise from the time that we originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive.
Contract Adjustment, Purpose [Text Block]		The market value adjustment transfers risk from us to you to protect us from losses on our investments supporting the fixed maturity options if amounts are removed prematurely.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the market value adjustment for the fixed maturity options in which you invest by calling (800) 628-6673.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		This value can fluctuate daily, and the current value quoted may differ from the actual market value adjustment at the time of a transaction.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
5.
Benefits available under the contract

The following table summarizes important information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations

Death benefit	Provides beneficiaries with a death benefit before payments begin or during the period certain.	Standard	None
•
Not payable after period certain
•
Limited to remaining payments under period certain once income payments begin.
•
For GMIB Income Manager
®
contracts, the annuity payments are considered to have begun at issue of the contract
•
A market value adjustment may apply upon payment of the death benefit, which could be negative, and could significantly reduce the death benefit
•
Withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit, perhaps by more than the amount of the withdrawal

Death benefit — for all contracts other than GMIB Income Manager
®
contracts

When the annuitant dies before payments begin

Generally, when we receive satisfactory proof of the annuitant’s death before annuity payments begin we will pay the death benefit to the “beneficiary” named in your contract. See “Your beneficiary”. If the joint owner who is also the annuitant dies, we will consider the surviving owner to be the beneficiary, taking the place of any other beneficiary designations.

We determine the amount of the death benefit payable to your beneficiary as of the date we receive satisfactory proof of the annuitant’s death and any required instructions for the method of payment and any required forms necessary to effect payment. The death benefit is the greater of:

(1)	your account value; and

(2)	the sum of the fixed maturity amounts in each fixed maturity option plus any amounts held in the separate account to provide for payments off maturity dates.

However, if you are the annuitant and your spouse is the joint owner or the designated beneficiary under the contract, your spouse may elect to receive the payments instead of taking the death benefit if payments have not been deferred, or payments are scheduled to begin within one year. The payments will then begin on the scheduled date. We will not make any payments under the life contingent annuity after the annuitant’s death unless you have elected the joint and survivor form of payments. If you elect joint and one-half or joint and two-thirds to survivor payments, at the death of either annuitant, we will reduce the payments by one-half or one-third, whichever applies.
Please note: A market value adjustment may apply upon payment of the death benefit, which could be negative, and could significantly reduce the death benefit. Also, withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit, perhaps by more than the amount of the withdrawal.

When
the
annuitant
dies
after
the
annuity
payments
begin

If the annuitant dies after the payments begin, we will con- tinue to make payments during the period certain to either the joint owner or the designated beneficiary, whichever applies. The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 may restrict the post-death payment period under IRAs. If payments continue to the beneficiary, he or she will be deemed the successor owner. If there is a joint owner, the surviving joint owner will be deemed the beneficiary, superseding any other beneficiary designation. The payments will be made on the same schedule that was in effect before the annuitant’s death and will terminate at the end of the period certain. If you elected joint and survivor payments under the life contingent annuity, the payments will be made as long as one of the annuitants is living. If you elected joint and one-half or joint and two-thirds to survivor payments, at the death of either annuitant, we will reduce the payments by one-half or one-third, whichever applies.

A death benefit is never payable under the life contingent annuity. The death benefit applies only during the period certain.

At the beneficiary’s option, payments during the period certain may be discontinued and paid in a single sum. If the single sum is elected within one year after the annuitant’s death, the single sum will be paid as a death benefit and will be equal to the greater of:

(1)	the account value; and

(2)	the sum of the fixed maturity amounts in each fixed maturity option, plus any amounts held in the separate account to provide for payments off maturity dates.

If a single sum is elected and there is a joint annuitant, we will begin making payments to you under the life contingent annuity at an earlier date. These payments will be made in reduced amounts to compensate for the earlier start date. If you elected joint and one-half or joint and two-thirds to survi- vor payments, at the death of either annuitant, we will reduce the payments by one-half or one-third, whichever applies.

When the NQ contract owner who is not the annuitant dies after the annuity payments begin

If your death occurs after annuity payments begin, payments will continue to be made during the period certain to the designated beneficiary, or in the case of joint owners, to the surviving owner. In either case this person becomes the new contract owner. The payments will be made on the same payment schedule that was in effect before your death. After the period certain, lifetime payments will be made under the life contingent annuity for as long as the annuitant (or joint annuitant) is living.

If a single sum is elected, we will begin making payments to you under the life contingent annuity at an earlier date. The lump sum is treated as a withdrawal. See the discussion of withdrawals earlier in this section. These payments will be made in reduced amounts to compensate for the earlier start date. When the life contingent annuity is in effect and one of the joint annuitants dies, if you elected joint and one-half or joint and two-thirds to survivor payments, at the death of either annuitant, we will reduce the payments by one-half or one-third, whichever applies.
Death benefit — for all GMIB Income Manager
®
contracts

For purposes of determining the death benefit in connection with any GMIB Income Manager
®
contract, the annuity payments are considered to have begun at issue of the contract.

When the annuitant dies

In general, we will continue to make payments during the period certain as described earlier in this section under “Death benefit — for all contracts other than the GMIB Income Manager
®
contracts” under “When the annuitant dies after the annuity payments begin.” However, if there is a non-owner joint annuitant, we will continue to make payments to the original owner until the death of the joint annuitant.
Payments during the period certain may be discontinued and paid in a single sum. If there is a joint annuitant, we will begin making payments to you under the life contingent annuity at an earlier date. The lump sum is treated as a withdrawal. See the discussion of withdrawals earlier in this section. These payments will be made in reduced amounts to compensate for the earlier start date.

When the NQ GMIB contract owner who is not the annuitant dies

We will continue to make annuity payments during the period certain as described in this section under “Death benefit — for all contracts other than the GMIB Income Manager
®
contracts” under “When the NQ contract owner who is not the annuitant dies after the annuity payments begin.”

Your beneficiary

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the owner and annuitant are alive and the contract is in force. The change will be effective on the date the written request for change is signed. For Income Manager
®
contracts only, where payments have not started; and you are not the annuitant; and you have not named a specific successor owner, the beneficiary will become the successor owner upon your death.
Your annuity payout options (not including GMIB Income Manager
®
contracts)

If the annuitant dies before annuity payments begin, your beneficiary may elect to apply the death benefit to an annuity payout option. We offer several annuity payout options to choose from. Restrictions apply, depending on the type of contract you own. Please see “Contract features and benefits” under the “Death benefit” sections for more information. The SECURE Act may restrict the post-death payment period under IRAs.

Annuity payout options

Your beneficiary can choose from among the following death benefit annuity payout options:

•
Life annuity:
An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last payment before the annuitant’s death. Because there is no death benefit with this payout option, it provides the highest payment of any of the life annuity options, so long as the annuitant is living.

•
Life annuity — period certain:
An annuity that guarantees payments for the rest of the annuitant’s life, and, if the annuitant dies before the end of a selected period of time (“period certain”), payments to the beneficiary will continue for the balance of the period certain subject to the required minimum distribution rules, if applicable.

•	Life annuity — refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments continue to the beneficiary until that amount has been recovered subject to the required minimum distribution rules, if applicable.

•
Period certain annuity:
An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This option does not guarantee payments for the rest of the annuitant’s life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments.

The life annuity; life annuity — period certain and the life annuity —refund certain are available on either single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, continuation of payments to the survivor.

All of the above annuity payout options are available as fixed annuities. With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the annuitant.

When the beneficiary selects a payout option, we will issue a separate written agreement confirming the beneficiary’s right to receive annuity payments. We require the return of the contract before annuity payments begin.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages) and in certain instances, the sex of the annuitant(s). Once a payout option has been chosen and payments begin, no change can be made. However, depending on your beneficiary/joint annuitant designations and annuity payout option, the annuity amounts and payment term remaining after your death may be modified if necessary to comply with the minimum distribution requirements of federal income tax law. The amount of each annuity payment will be less with a greater frequency of payments or with a longer duration of a non-life
contingent annuity or the certain period of a life contingent annuity. Your financial professional can provide you with additional information about your annuity payment options.

At the time that the beneficiary elects a payout option if the amount to be applied is less than $2,000, or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Benefits Available [Table Text Block]
The following table summarizes important information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations

Death benefit	Provides beneficiaries with a death benefit before payments begin or during the period certain.	Standard	None
•
Not payable after period certain
•
Limited to remaining payments under period certain once income payments begin.
•
For GMIB Income Manager
®
contracts, the annuity payments are considered to have begun at issue of the contract
•
A market value adjustment may apply upon payment of the death benefit, which could be negative, and could significantly reduce the death benefit
•
Withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit, perhaps by more than the amount of the withdrawal

Name of Benefit [Text Block]		Death benefit
Purpose of Benefit [Text Block]		Provides beneficiaries with a death benefit before payments begin or during the period certain.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]
•
Not payable after period certain
•
Limited to remaining payments under period certain once income payments begin.
•
For GMIB Income Manager
®
contracts, the annuity payments are considered to have begun at issue of the contract
•
A market value adjustment may apply upon payment of the death benefit, which could be negative, and could significantly reduce the death benefit
•
Withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit, perhaps by more than the amount of the withdrawal

Name of Benefit [Text Block]		Death benefit
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Maturity Options

The following is a list of Fixed Maturity Options currently available under the contract. We may change the features of the Fixed Maturity Options listed below, offer new Fixed Maturity Options, and terminate existing Fixed Maturity Options. We will provide you with written notice before doing so.

Note:
If amounts are removed from a
f
ixed
m
aturity
o
ption before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your contract
value and your annuity payments and may shorten the period certain.

Name	Term	Minimum Guaranteed Rate of Interest
Fixed Maturity Options	1 year to 15 years	3%
Separate Account (not in Fixed Maturity Options)*	No fixed term	3%

*	The separate account is not an investment option you can allocate to.

For more information, please see “Fixed maturity options” and “Off maturity date payments” under “What are your investments under the contract?” under “Purchasing the contract and contract features” and “Market value adjustments” under “Charges and adjustments.”

Fixed Options Available [Table Text Block]
If amounts are removed from a
f
ixed
m
aturity
o
ption before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your contract
value and your annuity payments and may shorten the period certain.

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A.	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT.

(a)
For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year.

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Income Manager	8,036	$626,418,496.04	488	$37,170,059.44	$103,016,809.28	No

(b)	Not applicable.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name			Income Manager
Non-variable Annuities, Number Outstanding			8,036
Non-variable Annuities, Total Value			$ 626,418,496.04
Non-variable Annuities, Number Sold			488
Non-variable Annuities, Gross Premiums			$ 37,170,059.44
Non-variable Annuities, Value Redeemed			$ 103,016,809.28
Non-variable Annuities, Combination [Flag]			false
Fixed Maturity Options [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Fixed Maturity Options
Fixed Option Available, Term		15 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		3.00%
Separate Account (not in Fixed Maturity Options) [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Separate Account (not in Fixed Maturity Options)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	[2]	3.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]		No . We guarantee your principal and credited interest allocated to a fixed maturity option if held through the maturity date.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No
. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Amounts withdrawn from the contract may result in withdrawal charges, taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the risks associated with the fixed maturity options, see “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the Prospectus.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The fixed maturity options have their own unique risks, and you should review the investment options before making an investment decision.

For additional information about the risks associated with the fixed maturity options, see “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	Withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including surrender or termination of your contract, when we make deductions for withdrawal charges, or the payment of a death benefit), the market value adjustment will be negative and will reduce your value in the fixed maturity option. This means your annuity payment could be significantly reduced, perhaps by more than amount of the withdrawal and your period certain could be shortened as well.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates. Under extreme circumstances, you could lose up to 100% of your investment in a fixed maturity option if you take a withdrawal prior to maturity.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.
Withdrawals may be subject to withdrawal charges, negative market value adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

Withdrawals and any associated withdrawal charges and market value adjustments could significantly reduce the death benefit and annuity payments, perhaps by more than the amount of the withdrawal, as well as shorten length of the payment period.
Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Death benefit risk

The death benefit is only available under the non-life contingent option. The death benefit is also limited to non-GMIB Income Manager contracts. No death benefit is available under the life contingent option or with GMIB Income Manager Contracts.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value, including under the fixed maturity options, and the income payments. The general obligations of the Company under the contract, including the fixed maturity options, are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at
www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “Insurance company risk” in “Principal risks of investing in the contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including income payments and amounts allocated to the fixed maturity options. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract changes risk

We may change the features of the fixed maturity options, offer new fixed maturity options, and terminate existing fixed maturity options. We may also change minimum and maximum contribution requirements and limitations, and discontinue acceptance of contributions.

Contract Changes Risk [Line Items]
Stops Accepting Payments Risk [Text Block]		We may also change minimum and maximum contribution requirements and limitations, and discontinue acceptance of contributions.
Availability by Financial Intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business Disruption, Cybersecurity, and Artificial Intelligence (AI) Technologies Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

[1]	A market value adjustment will apply to withdrawals, surrender of your contract, when we make deductions for withdrawal charges, or payment of a death benefit. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “How we determine the market value adjustment” in the Statement of Additional Information for more information.
[2]	The separate account is not an investment option you can allocate to.